Financial Risk Management - Credit Risk - Narrative (Details) - Credit risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Risk Management
Capital and surplus requirement	$ 500.0
Investment grade or better
Financial Risk Management
Risk exposure percentage	80.10%	65.10%
AA or better
Financial Risk Management
Risk exposure percentage	60.60%	39.10%
AAA/Aaa
Financial Risk Management
Risk exposure percentage	57.70%	36.10%
A/A
Financial Risk Management
Risk exposure percentage	8.00%	12.80%
BBB/Baa
Financial Risk Management
Risk exposure percentage	11.50%	13.20%
BB/Ba
Financial Risk Management
Risk exposure percentage	6.60%	12.40%
Unrated
Financial Risk Management
Risk exposure percentage	12.80%	21.30%
A+ | Munich Reinsurance Company
Financial Risk Management
Risk exposure percentage	8.20%	7.50%
Cash and short term investments
Financial Risk Management
Financial assets pledged as collateral	$ 9.5	$ 14.3
Cash and short term investments | Canada and United States
Financial Risk Management
Risk exposure percentage	69.40%	82.70%
Cash and short term investments | Europe
Financial Risk Management
Risk exposure percentage	24.80%	14.90%
Cash and short term investments | Other foreign countries
Financial Risk Management
Risk exposure percentage	5.80%	2.40%
U.S. treasury bonds and Canadian government bonds | AAA/Aaa | Minimum
Financial Risk Management
Term of the bonds	1 year
U.S. treasury bonds and Canadian government bonds | AAA/Aaa | Maximum
Financial Risk Management
Term of the bonds	5 years
U.S Treasury bonds | AAA/Aaa
Financial Risk Management
Net purchases of bonds	$ 10,721.3
Canadian government bonds | AAA/Aaa
Financial Risk Management
Net purchases of bonds	$ 1,422.1
Other than U.S., U.K., German, and Canadian sovereign government
Financial Risk Management
Risk exposure percentage	6.50%	6.50%
Holdings of bonds in the major issuers to which the company had the greatest exposure	$ 3,599.2	$ 3,444.5
Largest single issuer of corporate bonds | BP Capital Markets America Inc
Financial Risk Management
Risk exposure percentage	0.80%
Holdings of bonds in the major issuers to which the company had the greatest exposure	$ 427.7
Largest single issuer of corporate bonds | Blackberry Limited
Financial Risk Management
Risk exposure percentage		1.00%
Holdings of bonds in the major issuers to which the company had the greatest exposure		$ 535.1
Government securities
Financial Risk Management
Financial assets pledged as collateral	274.9	$ 125.7
Corporate bonds | A/A
Financial Risk Management
Net purchases of bonds	515.1
Corporate bonds | BBB/Baa
Financial Risk Management
Net purchases of bonds	1,852.4
Unrated corporate bonds and first mortgage loans
Financial Risk Management
Net purchases of bonds	$ 870.2